Income Taxes (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Deferred Tax Assets, Valuation Allowance	$ (2,839,000)	$ (2,211,000)
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 3,100,000
Effective Income Tax Rate Reconciliation, At Federal Statutory Income Tax Rate	(34.00%)